UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     November 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $411,778 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD-CL A             Common           G1150G111    17380   457375 SH  0    Sole    0              418625        0    38750
AETNA INC                      Common           00817Y108     1947    53930 SH  0    Sole    0               53805        0      125
AIRGAS INC                     Common           009363102      298     6000 SH  0    Sole    0                6000        0        0
APACHE CORP                    Common           037411105     5066    48580 SH  0    Sole    0               48580        0        0
ARBITRON INC                   Common           03875Q108      536    11995 SH  0    Sole    0               11995        0        0
AT&T INC                       Common           00206R102     1280    45862 SH  0    Sole    0               45862        0        0
AVIS BUDGET GROUP INC          Common           053774105      345    60025 SH  0    Sole    0               60025        0        0
BANCTEC INC                    Common           059784306     1762   496200 SH  0    Sole    0              496200        0        0
BEST BUY CO INC                Common           086516101      761    20300 SH  0    Sole    0               20300        0        0
BJ SERVICES CO                 Common           055482103      191    10000 SH  0    Sole    0               10000        0        0
CARDINAL HEALTH INC            Common           14149Y108    11766   238750 SH  0    Sole    0              216975        0    21775
CASTLEPOINT HOLDINGS LTD       Common           G19522112     4844   435196 SH  0    Sole    0              424096        0    11100
CASTLEPOINT HOLDINGS LTD       Common           148553209     5366   482100 SH  0    Sole    0              469700        0    12400
CEPHALON INC                   Common           156708109    28641   369610 SH  0    Sole    0              344400        0    25210
CHEVRON CORP                   Common           166764100     3416    41411 SH  0    Sole    0               40611        0      800
CHUBB CORP                     Common           171232101     2540    46260 SH  0    Sole    0               46160        0      100
CISCO SYSTEMS INC              Common           17275R102     1008    44695 SH  0    Sole    0               44495        0      200
CLOROX COMPANY                 Common           189054109     1818    28995 SH  0    Sole    0               28845        0      150
COACH INC                      Common           189754104    12944   516925 SH  0    Sole    0              475250        0    41675
CONOCOPHILLIPS                 Common           20825C104      338     4616 SH  0    Sole    0                4616        0        0
DATAPATH INC-144A              Common           23808R205      303   151700 SH  0    Sole    0              147800        0     3900
DEVON ENERGY CORPORATION       Common           25179M103     1135    12450 SH  0    Sole    0               12400        0       50
EATON VANCE SR FLTG RATE TR    Common           27828Q105      144    13195 SH  0    Sole    0               13195        0        0
EBAY INC                       Common           278642103    13853   618990 SH  0    Sole    0              569940        0    49050
EMC CORP/MASS                  Common           268648102      939    78540 SH  0    Sole    0               78090        0      450
ENCANA CORP                    Common           292505104     1174    17855 SH  0    Sole    0               17705        0      150
ENDO PHARMACEUT HLDGS INC      Common           29264F205    12623   631155 SH  0    Sole    0              584105        0    47050
ENERGY COAL RESOURCES-144A     Common           29268G209     1971   122400 SH  0    Sole    0              120200        0     2200
EQUIFAX INC                    Common           294429105     1444    41925 SH  0    Sole    0               41700        0      225
EXPEDIA INC                    Common           30212P105     8324   550900 SH  0    Sole    0              512600        0    38300
EXXON MOBIL CORP               Common           30231G102      506     6517 SH  0    Sole    0                6517        0        0
FIDELITY NATIONAL INFORMATIO   Common           31620M106     7815   423324 SH  0    Sole    0              385074        0    38250
FIRST AMERICAN FINL HLDGS      Common           318782AAT      900    90000 SH  0    Sole    0               80000        0    10000
FIRST MERCURY FINANCIAL CORP   Common           320841109      532    37350 SH  0    Sole    0               37350        0        0
GENCORP INC                    Common           368682100      243    36000 SH  0    Sole    0               36000        0        0
GENWORTH FINANCIAL INC-CL A    Common           37247D106     5120   594705 SH  0    Sole    0              587330        0     7375
GENZYME CORP                   Common           372917104    34390   425150 SH  0    Sole    0              394925        0    30225
GOLD FIELDS LTD-SPONS ADR      Common           38059T106      129    13400 SH  0    Sole    0               13400        0        0
GOLDMAN SACHS GROUP INC        Common           38141G104     1137     8882 SH  0    Sole    0                8842        0       40
HALLIBURTON CO                 Common           406216101    14276   440750 SH  0    Sole    0              410100        0    30650
HCC INSURANCE HOLDINGS INC     Common           404132102     1794    66435 SH  0    Sole    0               66185        0      250
HEWLETT-PACKARD CO             Common           428236103    15713   339805 SH  0    Sole    0              312530        0    27275
HOLOGIC INC                    Common           436440101    18508   957475 SH  0    Sole    0              891125        0    66350
INTL BUSINESS MACHINES CORP    Common           459200101     8757    74868 SH  0    Sole    0               70228        0     4640
JARDEN CORP                    Common           471109108      235    10000 SH  0    Sole    0               10000        0        0
JOHNSON & JOHNSON              Common           478160104      333     4800 SH  0    Sole    0                4800        0        0
KOHLS CORP                     Common           500255104     1247    27060 SH  0    Sole    0               26935        0      125
LABORATORY CRP OF AMER HLDGS   Common           50540R409     1109    15960 SH  0    Sole    0               15960        0        0
LINCOLN NATIONAL CORP          Common           534187109      856    20000 SH  0    Sole    0               20000        0        0
MANPOWER INC                   Common           56418H100     6000   139020 SH  0    Sole    0              134820        0     4200
MARATHON OIL CORP              Common           565849106     6028   151190 SH  0    Sole    0              142765        0     8425
MBIA INC                       Common           55262C100      298    25000 SH  0    Sole    0               25000        0        0
NATIONAL OILWELL VARCO INC     Common           637071101     4630    92180 SH  0    Sole    0               91305        0      875
NEWS CORP-CL A                 Common           65248E104     2596   216510 SH  0    Sole    0              202260        0    14250
NOKIA CORP-SPON ADR            Common           654902204     9266   496845 SH  0    Sole    0              461445        0    35400
PAID INC                       Common           69561N204        8    31000 SH  0    Sole    0               31000        0        0
PEPSICO INC                    Common           713448108      230     3230 SH  0    Sole    0                3230        0        0
PETROHAWK ENERGY CORP          Common           716495106      277    12795 SH  0    Sole    0               12795        0        0
PHARMACEUTICAL PRODUCT DEVEL   Common           717124101    19679   475925 SH  0    Sole    0              439375        0    36550
POLO RALPH LAUREN CORP         Common           731572103      680    10210 SH  0    Sole    0               10150        0       60
SONIC INNOVATIONS INC          Common           83545M109      216    85005 SH  0    Sole    0               85005        0        0
ST JUDE MEDICAL INC            Common           790849103    14210   326748 SH  0    Sole    0              292398        0    34350
SYSCO CORP                     Common           871829107      293     9515 SH  0    Sole    0                9515        0        0
TECK COMINCO LTD-CL B          Common           878742204      919    31550 SH  0    Sole    0               31550        0        0
TELEFLEX INC                   Common           879369106    15281   240680 SH  0    Sole    0              231030        0     9650
TEXAS INSTRUMENTS INC          Common           882508104      430    20000 SH  0    Sole    0               20000        0        0
TOWER GROUP INC                Common           891777104    22377   949806 SH  0    Sole    0              904656        0    45150
UNITED TECHNOLOGIES CORP       Common           913017109      268     4460 SH  0    Sole    0                4460        0        0
US BANCORP                     Common           902973304      272     7550 SH  0    Sole    0                7550        0        0
VALERO ENERGY CORP             Common           91913Y100     7447   245775 SH  0    Sole    0              226250        0    19525
VIRTUAL RADIOLOGIC CORP        Common           92826B104      301    36940 SH  0    Sole    0               36940        0        0
WATERS CORP                    Common           941848103      207     3560 SH  0    Sole    0                3560        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    26584   873339 SH  0    Sole    0              813589        0    59750
ZIMMER HOLDINGS INC            Common           98956P102    15524   240455 SH  0    Sole    0              226155        0    14300